Warrants - Fair value of warrant liabilities (FY) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 24, 2020	May 06, 2019	Oct. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Assumption of warrants in May Acquisitions		$ 2,130
Change in fair value of warrant derivative liability				$ 0		$ 90	$ (2,220)	$ 90
Change in fair value of warrant liability	$ 100			6,483	$ (1,379)		24,898	0
Warrant derivative liability				0		$ 2,220	0	$ 2,220
Series F Warrants
Class of Warrant or Right [Line Items]
Issuance of Series F warrants			$ 14,952
Change in fair value of warrant liability				$ 6,483			24,898
Warrant derivative liability							$ 39,850